Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 5: COMMITMENTS AND CONTINGENCIES

a. Commtouch Software Ltd., which is incorporated in Israel, partially financed its research and development expenditures under programs sponsored by the Office of Chief Scientist ("OCS") for the support of certain research and development activities conducted in Israel.

In connection with its research and development, the Company received $ 1,185 of participation payments from the OCS. In return for the OCS's participation, the Company is committed to pay royalties at a rate of 3% of sales of the developed product, up to 100% of the amount of grants received (100% plus interest at LIBOR). The Company's total commitment for royalties payable with respect to future sales, based on OCS participations received or accrued, net of royalties paid or accrued, totaled approximately $ 1,098 as of December 31, 2011. For the years ended December 31, 2011 ,2010 and 2009, the amounts of $ 61, $ 17 and $ 8 , respectively, were recorded as cost of revenues with respect to royalties due to the OCS.

b. Operating leases:

The Company leases its facility in Israel under an operating lease agreement expiring on December 31, 2011. The subsidiary leases its facilities in the U.S. under an operating lease agreement expiring on August 31, 2013.

Facilities rent expense for 2009, 2010 and 2011 was approximately $ 259, $ 352 and $ 410, respectively.

Annual minimum future lease payments due under the above agreements (and motor vehicle leases, which expire in 2013), at the exchange rate in effect on December 31, 2011, are approximately as follows:

2012	$523
2013	98
2014	1

$622

c. During late 2010, one of the Company's customers, among others, was named as a defendant in a patent infringement claim in a United States District Court involving four distinct patents. In September 2011, the Company received an indemnification notification from the customer indicating that one or two of those patents may relate to Commtouch technology, and the customer was reserving its rights. Due to the preliminary stage of the legal proceedings, the Company and its legal advisors cannot currently assess the outcome or possible adverse effect on the Company's financial position or results of operations.